LICENSES AND CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2019
Licenses And Concessions Payable [Abstract]
Disclosure Of Licenses And Concessions Payable [Text Block]
21.	LICENSES AND CONCESSIONS PAYABLE

	2019	2018
Personal Mobile Services (SMP)	58,582	29,530
STFC concessions		56,089
Total	58,582	85,619
Current	58,582	85,619
Correspond to the amounts payable to ANATEL for the radiofrequency concessions and the licenses to provide the SMP services, obtained at public auctions, and STFC service concessions.